Commitments and Contingencies - Summary of Warranty Accrual (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 3,735	$ 0	$ 450
Provision	7,329	4,652	0
Warranty usage	(2,060)	(917)	(450)
Balance at end of period	$ 9,004	$ 3,735	$ 0